Expense Example	Oct. 28, 2026 USD ($)
Eventide Dividend Growth ETF | Eventide Dividend Growth ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	303
Eventide Large Cap Focus ETF | Eventide Large Cap Focus ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	$ 240